UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gerrard Investment Management Limted
Address:	155 St Vincent Street
		Glasgow G2 5NN
		Scotland

Form 13F File Number: 028-13881

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Alastair Mackenzie
                        Title: Investment Manager
                        Phone: 0141 240 4667

Signature, Place, and Date of Signing:

Alastair Mackenzie Glasgow, Scotland       March 31, 2010

* This is a re-submission of an historical filing

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC